UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04995
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                    Sit U.S. Government Securities Fund, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                        Kelly K . Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223
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Date of fiscal year end: March 31, 2005
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Date of reporting period: July 1, 2004 - June 30, 2005
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



Proxy Vote Summary Report from 07/01/04 to 06/30/05

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

Issuer               Symbol   CUSIP       Meeting Date   Ballot Issues                  Proponent      Mgmt. Rec.     Fund Vote Cast
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

No shareholder meetings.  No matters on which the Fund could vote.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit U.S. Government Securities Fund, Inc.
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By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
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Date August 19, 2005
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* Print the name and title of each signing officer under his or her signature.